Trade and other receivables (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 8,291	$ 8,825
Expected credit losses	(1,533)	(1,428)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,474	7,059
Expected credit losses	(39)	(77)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	189	218
Expected credit losses	(48)	(26)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	30	40
Expected credit losses	(27)	(6)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	63	51
Expected credit losses	(51)	(29)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,535	1,457
Expected credit losses	$ (1,368)	$ (1,290)